Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
(portfolios of Davis Series, Inc.)
March 31, 2026
The Equity Specialists

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (94.91%)
COMMUNICATION SERVICES – (4.13%)
Media & Entertainment – (4.13%)
Alphabet Inc., Class C	42,818	$12,282,771
Angi Inc., Class A *	27,189	186,245
ASAC II L.P. *(a)(b)(c)	116,129	122,342
Meta Platforms, Inc., Class A	13,699	7,837,609
Pinterest, Inc., Class A *	213,190	3,909,905
Total Communication Services		24,338,872
CONSUMER DISCRETIONARY – (9.08%)
Automobiles & Components – (1.20%)
AUMOVIO SE (Germany) *	180,300	7,060,744
Consumer Discretionary Distribution & Retail – (3.42%)
Amazon.com, Inc. *	29,460	6,135,634
Prosus N.V., Class N (Netherlands)	198,880	9,207,257
Sea Limited, Class A, ADR (Singapore) *	58,565	4,849,768
		20,192,659
Consumer Services – (4.46%)
Delivery Hero SE (Germany) *	226,550	4,209,559
Meituan, Class B (China) *	162,000	1,767,783
MGM Resorts International *	548,600	20,303,686
		26,281,028
Total Consumer Discretionary		53,534,431
CONSUMER STAPLES – (7.66%)
Food, Beverage & Tobacco – (7.66%)
Darling Ingredients Inc. *	53,846	3,330,375
JBS N.V., Class A (Brazil)	1,290,270	23,173,249
Tyson Foods, Inc., Class A	291,600	18,682,812
Total Consumer Staples		45,186,436
ENERGY – (7.81%)
Coterra Energy Inc.	931,100	32,718,854
Tourmaline Oil Corp. (Canada)	278,230	13,316,478
Total Energy		46,035,332
FINANCIALS – (11.46%)
Banks – (3.93%)
U.S. Bancorp	445,640	23,177,736
Financial Services – (4.52%)
Consumer Finance – (3.37%)
Capital One Financial Corp.	108,935	19,873,012
Financial Services – (1.15%)
Berkshire Hathaway Inc., Class B *	14,153	6,782,118
		26,655,130
Insurance – (3.01%)
Property & Casualty Insurance – (3.01%)
Markel Group Inc. *	9,266	17,735,773
Total Financials		67,568,639
HEALTH CARE – (23.47%)
Health Care Equipment & Services – (17.37%)
Cigna Group	68,232	18,200,886
CVS Health Corp.	254,570	18,283,218
Quest Diagnostics Inc.	202,703	39,725,734
Solventum Corp. *	304,050	19,854,465
UnitedHealth Group Inc.	23,475	6,352,100
		102,416,403
Pharmaceuticals, Biotechnology & Life Sciences – (6.10%)
Viatris Inc.	2,662,110	35,965,106
Total Health Care		138,381,509
INDUSTRIALS – (14.85%)
Capital Goods – (10.07%)
AGCO Corp.	97,650	11,314,705
Johnson Controls International plc	37,474	4,907,220
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Owens Corning	107,280	$11,609,842
WESCO International, Inc.	115,330	31,556,595
		59,388,362
Transportation – (4.78%)
DiDi Global Inc., Class A, ADS (China) *	2,946,098	12,108,463
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,933,240	16,045,892
		28,154,355
Total Industrials		87,542,717
INFORMATION TECHNOLOGY – (11.63%)
Semiconductors & Semiconductor Equipment – (5.00%)
Applied Materials, Inc.	20,055	6,854,598
NVIDIA Corp.	34,700	6,051,680
Silergy Corp. (Taiwan)	423,000	3,855,080
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	62,000	3,585,741
Texas Instruments Inc.	46,842	9,093,906
		29,441,005
Software & Services – (5.31%)
Adobe Inc. *	11,690	2,841,605
AppLovin Corp., Class A *	27,700	11,024,600
Microsoft Corp.	17,149	6,348,045
Oracle Corp.	20,850	3,067,244
SAP SE (Germany)	3,440	586,460
SAP SE, ADR (Germany)	27,610	4,727,108
Synopsys, Inc. *	6,840	2,711,923
		31,306,985
Technology Hardware & Equipment – (1.32%)
Samsung Electronics Co., Ltd. (South Korea)	66,620	7,791,961
Total Information Technology		68,539,951
MATERIALS – (4.82%)
Teck Resources Ltd., Class B (Canada)	354,240	18,331,920
Vale S.A., ADR (Brazil)	633,870	10,084,872
Total Materials		28,416,792
TOTAL COMMON STOCK – (Identified cost $393,127,925)		559,544,679

	Principal	Value
SHORT-TERM INVESTMENTS – (5.09%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (d)	$4,108,000	$4,108,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (e)	8,215,000	8,215,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (f)	17,665,000	17,665,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $29,988,000)		29,988,000
Total Investments – (100.00%) – (Identified cost $423,115,925)		589,532,679
Liabilities Less Other Assets – (0.00%)		(10,379)
Net Assets – (100.00%)		$589,522,300

ADR:	American Depositary Receipt

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $122,342 or 0.02% of the Fund's net assets as of March 31, 2026.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 03/31/26, repurchase value of $4,108,420 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $4,190,160).

(e)	Dated 03/31/26, repurchase value of $8,215,828 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 02/01/35-04/20/62, total fair value $8,379,300).
(f)
Dated 03/31/26, repurchase value of $17,666,806 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $18,018,300).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
March 31, 2026 (Unaudited)

	Principal	Value
MORTGAGES – (71.32%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (48.69%)
Fannie Mae
4.1264% (30 day SOFR + 0.46%), 07/25/37 (a)	$6,282	$6,228
4.5864% (30 day SOFR + 0.92%), 12/25/39 (a)	425,442	429,731
4.1764% (30 day SOFR + 0.51%), 09/25/40 (a)	98,823	98,305
3.00%, 04/25/41	13,841	13,766
2.00%, 12/25/42	171,247	152,962
2.50%, 03/25/43	959,044	894,238
2.50%, 04/25/43	192,802	188,155
2.50%, 07/25/47	126,875	109,908
Freddie Mac
2.00%, 06/15/28	5,138	5,121
2.50%, 01/15/29	11,601	11,521
4.2867% (30 day SOFR + 0.61%), 08/15/40 (a)	36,230	36,197
4.1367% (30 day SOFR + 0.46%), 09/15/43 (a)	107,444	106,480
Ginnie Mae
4.3612%, 06/20/31	11,765	11,770
4.00%, 09/20/39	10,139	10,053
1.00%, 12/20/42	44,832	38,117
2.0499%, 12/16/45	419,621	382,842
2.40%, 10/16/50	222,093	194,315
1.00%, 06/20/51	753,799	598,062
2.60%, 03/16/52	95,136	87,675
2.40%, 09/16/57	879,798	839,177
2.70%, 06/16/58	437,197	406,465
4.3533% (1 mo. SOFR + 0.68%), 04/20/62 (a)	185,781	185,837
4.4033% (1 mo. SOFR + 0.73%), 09/20/64 (a)	126,785	126,554
2.25%, 07/20/65	39,242	37,532
2.25%, 03/20/66	154,977	148,508
4.2229% (30 day SOFR + 0.55%), 02/20/67 (a)	448,995	445,004
2.25%, 08/20/69	103,077	100,006
4.8229% (30 day SOFR + 1.15%), 02/20/71 (a)	1,602,087	1,610,551
4.5516%, 12/20/71	545,367	544,080
4.5795%, 05/20/73	477,137	474,538
Total Collateralized Mortgage Obligations		8,293,698
FANNIE MAE POOLS – (10.55%)
4.00%, 05/01/29, Pool No. AL7358	11,022	11,000
2.00%, 08/01/30, Pool No. AX9709	86,497	81,045
3.50%, 03/01/32, Pool No. MA1010	127,261	124,879
6.00%, 09/01/37, Pool No. 888796	14,876	14,697
5.153% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	699,040	707,155
5.345% (30 day SOFR + 2.083%), 06/01/55, Pool No. BM7752 (a)	840,559	857,291
Total Fannie Mae Pools		1,796,067
FREDDIE MAC POOLS – (5.15%)
3.00%, 09/01/27, Pool No. U70063	33,852	33,650
2.50%, 09/01/31, Pool No. G18611	228,626	220,970
5.766% (30 day SOFR + 2.21%), 04/01/54, Pool No. 841736 (a)	611,868	623,056
Total Freddie Mac Pools		877,676
GINNIE MAE POOLS – (6.93%)
3.50% (1 year CMT + 1.50%), 12/20/55, Pool No. MB0821 (a)	995,431	965,200
5.169%, 12/20/61, Pool No. 756740	443	447
	Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (CONTINUED)
4.619%, 07/20/67, Pool No. BB0084	$154,588	$150,973
4.429%, 04/20/70, Pool No. BT6816	64,340	64,303
Total Ginnie Mae Pools		1,180,923
TOTAL MORTGAGES – (Identified cost $12,484,641)		12,148,364
SMALL BUSINESS ADMINISTRATION – (19.54%)
4.10% (Prime Rate – 2.65%), 10/25/28, Pool No. 510194 (a)	74,976	74,517
6.075% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	55,207	56,144
7.682% (Prime Rate + 0.932%), 09/25/30, Pool No. 522596 (a)	197,585	204,799
7.488% (Prime Rate + 0.738%), 10/25/30, Pool No. 522619 (a)	115,270	119,935
6.95% (Prime Rate + 0.20%), 01/25/32, Pool No. 530037 (a)	421,582	433,024
7.075% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	22,838	24,004
5.75% (Prime Rate – 1.00%), 10/25/32, Pool No. 530180 (a)	431,895	442,381
4.15% (Prime Rate – 2.60%), 01/25/36, Pool No. 531028 (a)	1,972,726	1,973,022
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $3,315,274)		3,327,826
SHORT-TERM INVESTMENTS – (8.39%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (b)	196,000	196,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (c)	391,000	391,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (d)	842,000	842,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,429,000)		1,429,000
Total Investments – (99.25%) – (Identified cost $17,228,915)		16,905,190
Other Assets Less Liabilities – (0.75%)		127,882
Net Assets – (100.00%)		$17,033,072

SOFR:	Secured Overnight Financing Rate
CMT:	Constant Maturity U.S. Treasury Rate

(a)	The interest rates on floating rate securities, shown as of March 31, 2026, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 03/31/26, repurchase value of $196,020 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $199,920).
(c)	Dated 03/31/26, repurchase value of $391,039 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 04/15/30, total fair value $398,820).
(d)	Dated 03/31/26, repurchase value of $842,086 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $858,840).
Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (98.48%)
CONSUMER DISCRETIONARY – (2.38%)
Consumer Discretionary Distribution & Retail – (2.38%)
Prosus N.V., Class N (Netherlands)	566,685	$26,234,989
Total Consumer Discretionary		26,234,989
FINANCIALS – (96.10%)
Banks – (43.10%)
Bank of America Corp.	529,067	25,792,016
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	302,372	15,868,483
Danske Bank A/S (Denmark)	619,420	30,526,600
DBS Group Holdings Ltd. (Singapore)	738,597	32,867,654
DNB Bank ASA (Norway)	706,366	22,101,229
Fifth Third Bancorp	1,317,490	61,210,586
JPMorgan Chase & Co.	270,801	79,658,822
Metro Bank Holdings PLC (United Kingdom) *	3,420,765	5,344,700
PNC Financial Services Group, Inc.	241,412	50,235,423
U.S. Bancorp	1,049,488	54,583,871
Wells Fargo & Co.	1,205,776	95,991,827
		474,181,211
Financial Services – (33.52%)
Capital Markets – (7.38%)
Bank of New York Mellon Corp.	179,701	21,317,930
Charles Schwab Corp.	128,185	12,046,826
Julius Baer Group Ltd. (Switzerland)	649,704	47,788,326
		81,153,082
Consumer Finance – (12.25%)
American Express Co.	98,664	29,843,887
Capital One Financial Corp.	575,484	104,985,546
		134,829,433
Financial Services – (13.89%)
Berkshire Hathaway Inc., Class A *	70	50,269,800
Chime Financial, Inc., Class A *	1,219,210	22,835,803
Exor N.V. (Netherlands)	423,970	32,453,941
Fiserv, Inc. *	271,110	15,127,938
Rocket Companies, Inc., Class A *	2,255,659	32,143,141
		152,830,623
		368,813,138
Insurance – (19.48%)
Life & Health Insurance – (0.81%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,166,800	8,971,772
Property & Casualty Insurance – (12.97%)
Chubb Ltd.	165,298	53,875,577
Loews Corp.	307,372	32,808,887
Markel Group Inc. *	29,271	56,026,743
		142,711,207
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (5.70%)
Everest Group, Ltd.	74,931	$24,491,197
RenaissanceRe Holdings Ltd.	128,460	38,182,166
		62,673,363
		214,356,342
Total Financials		1,057,350,691
TOTAL COMMON STOCK – (Identified cost $521,756,390)		1,083,585,680

	Principal	Value
SHORT-TERM INVESTMENTS – (1.11%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (a)	$1,676,000	$1,676,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (b)	3,352,000	3,352,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (c)	7,208,000	7,208,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,236,000)		12,236,000
Total Investments – (99.59%) – (Identified cost $533,992,390)		1,095,821,680
Other Assets Less Liabilities – (0.41%)		4,496,967
Net Assets – (100.00%)		$1,100,318,647

*	Non-income producing security.
(a)
Dated 03/31/26, repurchase value of $1,676,171 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $1,709,520).

(b)	Dated 03/31/26, repurchase value of $3,352,338 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.00%, 02/01/53, total fair value $3,419,040).
(c)
Dated 03/31/26, repurchase value of $7,208,737 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $7,352,160).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (74.95%)
COMMUNICATION SERVICES – (3.47%)
Media & Entertainment – (3.47%)
Alphabet Inc., Class C	26,492	$7,599,495
Meta Platforms, Inc., Class A	4,330	2,477,323
Total Communication Services		10,076,818
CONSUMER DISCRETIONARY – (4.29%)
Automobiles & Components – (1.13%)
AUMOVIO SE (Germany) *	83,600	3,273,867
Consumer Discretionary Distribution & Retail – (3.16%)
Amazon.com, Inc. *	44,080	9,180,541
Total Consumer Discretionary		12,454,408
CONSUMER STAPLES – (2.58%)
Food, Beverage & Tobacco – (2.58%)
JBS N.V., Class A (Brazil)	416,400	7,478,544
Total Consumer Staples		7,478,544
ENERGY – (6.02%)
Coterra Energy Inc.	363,660	12,779,012
Tourmaline Oil Corp. (Canada)	98,280	4,703,819
Total Energy		17,482,831
FINANCIALS – (25.40%)
Banks – (4.76%)
Danske Bank A/S (Denmark)	44,690	2,202,437
DBS Group Holdings Ltd. (Singapore)	65,317	2,906,614
JPMorgan Chase & Co.	13,648	4,014,696
U.S. Bancorp	32,635	1,697,346
Wells Fargo & Co.	37,898	3,017,060
		13,838,153
Financial Services – (14.15%)
Capital Markets – (3.43%)
Bank of New York Mellon Corp.	49,500	5,872,185
Julius Baer Group Ltd. (Switzerland)	55,650	4,093,280
		9,965,465
Consumer Finance – (4.81%)
Capital One Financial Corp.	76,518	13,959,179
Financial Services – (5.91%)
Berkshire Hathaway Inc., Class B *	35,796	17,153,443
		41,078,087
Insurance – (6.49%)
Life & Health Insurance – (1.09%)
AIA Group Ltd. (Hong Kong)	284,360	3,159,616
Property & Casualty Insurance – (4.32%)
Chubb Ltd.	22,955	7,481,723
Markel Group Inc. *	2,640	5,053,145
		12,534,868
Reinsurance – (1.08%)
RenaissanceRe Holdings Ltd.	10,600	3,150,638
		18,845,122
Total Financials		73,761,362
HEALTH CARE – (20.50%)
Health Care Equipment & Services – (15.58%)
Cigna Group	29,690	7,919,808
CVS Health Corp.	180,220	12,943,400
Quest Diagnostics Inc.	74,140	14,529,957
Solventum Corp. *	122,050	7,969,865
UnitedHealth Group Inc.	6,960	1,883,306
		45,246,336
Pharmaceuticals, Biotechnology & Life Sciences – (4.92%)
Viatris Inc.	1,056,360	14,271,424
Total Health Care		59,517,760
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.99%)
Capital Goods – (3.99%)
AGCO Corp.	36,040	$4,175,955
Johnson Controls International plc	25,567	3,347,998
Owens Corning	37,600	4,069,072
Total Industrials		11,593,025
INFORMATION TECHNOLOGY – (7.07%)
Semiconductors & Semiconductor Equipment – (6.34%)
Applied Materials, Inc.	38,772	13,251,882
Texas Instruments Inc.	26,473	5,139,468
		18,391,350
Software & Services – (0.73%)
Microsoft Corp.	5,751	2,128,848
Total Information Technology		20,520,198
MATERIALS – (1.63%)
Vale S.A., ADR (Brazil)	296,950	4,724,475
Total Materials		4,724,475
TOTAL COMMON STOCK – (Identified cost $125,953,435)		217,609,421

	Principal	Value
ASSET-BACKED – (0.28%)
Montana Higher Education Student Assistance Corp., Series 12-1, Class A3, 4.8374% (30 day SOFR + 1.16%), 07/20/43 (a)	$804,900	$806,411
TOTAL ASSET-BACKED – (Identified cost $805,552)		806,411
CORPORATE BONDS – (0.60%)
HEALTH CARE – (0.60%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.60%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,744,594
TOTAL CORPORATE BONDS – (Identified cost $1,925,352)		1,744,594
MORTGAGES – (9.58%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (5.59%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	1,210,166	1,192,077
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	870,162	828,367
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,502,080	1,432,702
Chase Mortgage Finance Corporation
3.25%, 08/25/64, Series 2024-RPL2, Class A1B, 144A (b)	861,818	768,801
Fannie Mae
5.00%, 07/25/51	1,237,638	1,241,110
Freddie Mac
2.00%, 10/25/40	198,190	192,073
5.50%, 06/25/50	1,141,933	1,144,120
5.75%, 06/25/55	4,195,853	4,177,287
Ginnie Mae
6.00%, 08/20/34	1,657,549	1,665,345
6.00%, 07/20/37	403,746	403,776
6.00%, 10/20/59	399,567	402,935
7.00%, 12/20/62	448,758	466,893
5.0333% (1 mo. SOFR + 1.36%), 09/20/70 (a)	1,065,840	1,079,577
PennyMac Mortgage Investment Trust
5.00%, 11/27/56, Series 2025-J3, Class A3, 144A (b)	1,260,596	1,240,111
Total Collateralized Mortgage Obligations		16,235,174

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
	Principal	Value
MORTGAGES – (CONTINUED)
FANNIE MAE POOLS – (2.71%)
4.50%, 10/01/33, Pool No. AL8809	$389,581	$391,318
5.381% (30 day SOFR + 2.2658%), 05/01/53, Pool No. BM7225 (a)	1,510,537	1,523,733
4.639% (30 day SOFR + 2.224%), 06/01/54, Pool No. BM7528 (a)	2,876,185	2,857,842
5.827% (30 day SOFR + 2.2952%), 11/01/54, Pool No. BM7583 (a)	1,356,464	1,383,506
5.345% (30 day SOFR + 2.083%), 06/01/55, Pool No. BM7752 (a)	1,681,117	1,714,581
Total Fannie Mae Pools		7,870,980
FREDDIE MAC POOLS – (0.18%)
5.00%, 06/01/44, Pool No. G60660	510,170	519,401
Total Freddie Mac Pools		519,401
GINNIE MAE POOLS – (1.10%)
6.50%, 05/20/53, Pool No. MA8881	883,372	918,619
4.797%, 08/20/73, Pool No. 786935	1,455,262	1,427,645
3.782%, 09/20/73, Pool No. 787068	876,927	836,336
Total Ginnie Mae Pools		3,182,600
TOTAL MORTGAGES – (Identified cost $27,527,236)		27,808,155
MUNICIPAL BONDS – (0.28%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	815,000	813,183
TOTAL MUNICIPAL BONDS – (Identified cost $853,332)		813,183
SMALL BUSINESS ADMINISTRATION – (1.15%)
4.35% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	213,515	213,030
4.35% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	830,879	833,338
4.40% (Prime Rate – 2.35%), 11/25/33, Pool No. 530455 (a)	2,302,460	2,305,868
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $3,341,762)		3,352,236
SHORT-TERM INVESTMENTS – (13.16%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (c)	5,234,000	5,234,000
	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (d)	$10,468,000	$10,468,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (e)	22,510,000	22,510,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $38,212,000)		38,212,000
Total Investments – (100.00%) – (Identified cost $198,618,669)		290,346,000
Liabilities Less Other Assets – (0.00%)		(13,880)
Net Assets – (100.00%)		$290,332,120

ADR:	American Depositary Receipt
SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of March 31, 2026, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $5,462,058 or
1.88% of the Fund’s net assets as of March 31, 2026.

(c)
Dated 03/31/26, repurchase value of $5,234,535 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $5,338,680).

(d)	Dated 03/31/26, repurchase value of $10,469,056 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 05/01/35-01/15/65, total fair value $10,677,360).
(e)
Dated 03/31/26, repurchase value of $22,512,301 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash ccount, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $22,960,200).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (99.21%)
REAL ESTATE – (99.21%)
Equity Real Estate Investment Trusts (REITs) – (94.46%)
Health Care REITs – (10.69%)
Alexandria Real Estate Equities, Inc.	66,563	$3,089,854
Community Healthcare Trust Inc.	127,750	2,029,948
Healthpeak Properties, Inc.	239,390	3,933,178
Janus Living, Inc. *	3,695	87,091
Ventas, Inc.	41,240	3,372,607
		12,512,678
Hotel & Resort REITs – (1.81%)
Sunstone Hotel Investors, Inc.	235,010	2,117,440
Industrial REITs – (13.02%)
EastGroup Properties, Inc.	19,810	3,666,633
Prologis, Inc.	57,846	7,646,084
Rexford Industrial Realty, Inc.	50,638	1,657,382
Terreno Realty Corp.	36,929	2,268,179
		15,238,278
Office REITs – (16.98%)
BXP, Inc.	90,606	4,702,451
COPT Defense Properties	108,910	3,332,646
Cousins Properties Inc.	220,429	4,975,083
Derwent London plc (United Kingdom)	105,250	2,199,242
Douglas Emmett, Inc.	119,370	1,124,465
Great Portland Estates plc (United Kingdom)	719,326	2,703,022
Hudson Pacific Properties, Inc. *	141,421	835,798
		19,872,707
Residential REITs – (16.96%)
American Homes 4 Rent, Class A	109,900	3,068,408
AvalonBay Communities, Inc.	29,748	4,859,336
Camden Property Trust	36,045	3,520,155
Equity Residential	44,240	2,616,796
Essex Property Trust, Inc.	6,104	1,477,168
Mid-America Apartment Communities, Inc.	18,020	2,200,602
Sun Communities, Inc.	16,780	2,113,609
		19,856,074
Retail REITs – (11.13%)
Brixmor Property Group Inc.	225,310	6,488,928
Regency Centers Corp.	51,990	3,933,564
Simon Property Group, Inc.	13,980	2,607,689
		13,030,181
Specialized REITs – (23.87%)
American Tower Corp.	28,600	4,935,788
Crown Castle Inc.	18,060	1,468,459
CubeSmart	34,140	1,251,231
Digital Realty Trust, Inc.	28,425	5,122,469
Equinix, Inc.	6,665	6,533,299
Extra Space Storage Inc.	14,199	1,861,915
Fermi Inc. *	234,410	1,368,954
Public Storage	12,951	3,508,167
VICI Properties Inc.	69,550	1,900,106
		27,950,388
		110,577,746
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Real Estate Management & Development – (4.75%)
Real Estate Management & Development – (4.75%)
CBRE Group, Inc. *	19,680	$2,665,853
Jones Lang LaSalle Inc. *	9,525	2,898,648
		5,564,501
Total Real Estate		116,142,247
TOTAL COMMON STOCK – (Identified cost $108,618,408)		116,142,247

	Principal	Value
SHORT-TERM INVESTMENTS – (0.44%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (a)	$71,000	$71,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (b)	142,000	142,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (c)	305,000	305,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $518,000)		518,000
Total Investments – (99.65%) – (Identified cost $109,136,408)		116,660,247
Other Assets Less Liabilities – (0.35%)		409,488
Net Assets – (100.00%)		$117,069,735

*	Non-income producing security.
(a)	Dated 03/31/26, repurchase value of $71,007 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $72,420).
(b)	Dated 03/31/26, repurchase value of $142,014 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 01/15/30, total fair value $144,840).
(c)	Dated 03/31/26, repurchase value of $305,031 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $311,100).
Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$24,216,530	$–	$–	$10,076,818	$–
Consumer Discretionary	31,289,088	–	–	9,180,541	–
Consumer Staples	45,186,436	–	–	7,478,544	–
Energy	46,035,332	–	–	17,482,831	–
Financials	67,568,639	–	877,296,469	61,399,415	–
Health Care	138,381,509	–	–	59,517,760	–
Industrials	87,542,717	–	–	11,593,025	–
Information Technology	52,720,709	–	–	20,520,198	–
Materials	28,416,792	–	–	4,724,475	–
Real Estate	–	–	–	–	111,239,983
Total Level 1	521,357,752	–	877,296,469	201,973,607	111,239,983
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	22,245,343	–	26,234,989	3,273,867	–
Financials	–	–	180,054,222	12,361,947	–
Information Technology	15,819,242	–	–	–	–
Real Estate	–	–	–	–	4,902,264
Asset-Backed	–	–	–	806,411	–
Corporate Bonds	–	–	–	1,744,594	–
Mortgages	–	12,148,364	–	27,808,155	–
Municipal Bonds	–	–	–	813,183	–
Small Business Administration	–	3,327,826	–	3,352,236	–
Short-Term Investments	29,988,000	1,429,000	12,236,000	38,212,000	518,000
Total Level 2	68,052,585	16,905,190	218,525,211	88,372,393	5,420,264
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	122,342	–	–	–	–
Total Level 3	122,342	–	–	–	–
Total Investments	$589,532,679	$16,905,190	$1,095,821,680	$290,346,000	$116,660,247

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2026 was $0 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2026
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,342	$–	$–	$–	$–	$–	$–	$122,342
Total Level 3	$122,342	$–	$–	$–	$–	$–	$–	$122,342

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,342	Income Approach / Discounted Cash Flow	Annualized Yield	4.571%	Decrease
Total Level 3	$122,342
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$423,299,399	$17,228,915	$534,450,910	$198,737,763	$110,944,555

Unrealized appreciation	190,819,901	48,835	579,223,327	92,469,299	24,429,746
Unrealized depreciation	(24,586,621)	(372,560)	(17,852,557)	(861,062)	(18,714,054)
Net unrealized appreciation (depreciation)	$166,233,280	$(323,725)	$561,370,770	$91,608,237	$5,715,692